Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 44.33%
ASSET-BACKED SECURITIES — 3.40%**
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3
(LIBOR USD 1-Month plus 0.53%)
0.71%	02/25/36	[1]	$197,415	$193,591
Countrywide Asset-Backed Certificates Trust,
Series 2005-3, Class MV5
(LIBOR USD 1-Month plus 1.01%)
1.19%	08/25/35	[1]	649,487	644,733
Countrywide Asset-Backed Certificates Trust,
Series 2005-4, Class MV5
(LIBOR USD 1-Month plus 1.01%)
1.19%	10/25/35	[1]	800,000	768,501
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.41%	05/25/34	[1,2]	395,906	392,313
MASTR Asset-Backed Securities Trust,
Series 2005-OPT1, Class M3
(LIBOR USD 1-Month plus 0.69%)
0.87%	03/25/35	[1]	1,032,659	1,028,682
Morgan Stanley ABS Capital I Trust,
Series 2005-WMC3, Class M4
(LIBOR USD 1-Month plus 0.93%)
1.11%	03/25/35	[1]	961,920	962,262
Nelnet Student Loan Trust, Series 2012-5A,
Class A
(LIBOR USD 1-Month plus 0.60%)
0.78%	10/27/36	[1,2]	353,427	342,975
Park Place Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2005-WHQ3, Class M4
(LIBOR USD 1-Month plus 0.95%)
1.13%	06/25/35	[1]	548,000	537,685
PFS Financing Corp.,
Series 2017-D, Class A
2.40%	10/17/22	[2]	300,000	302,872
PFS Financing Corp.,
Series 2018-B, Class A
2.89%	02/15/23	[2]	300,000	305,127
SLM Student Loan Trust, Series 2003-10A,
Class A3
(LIBOR USD 3-Month plus 0.47%)
0.78%	12/15/27	[1,2]	209,902	208,292
SLM Student Loan Trust, Series 2003-14,
Class A6
(LIBOR USD 3-Month plus 0.30%)
1.29%	07/25/25	[1]	238,176	236,191
SLM Student Loan Trust, Series 2005-8,
Class A4
(LIBOR USD 3-Month plus 0.55%)
1.54%	01/25/28	[1]	176,217	175,898

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
1.37%	10/25/24	[1]	$154,865	$154,432
SLM Student Loan Trust, Series 2007-8, Class A4
(LIBOR USD 3-Month plus 0.47%)
1.46%	01/26/26	[1]	153,438	152,442
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
0.70%	03/25/26	[1]	3,691	3,691
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.73%	06/25/43	[1]	128,635	123,182

Total Asset-Backed Securities
(Cost $6,463,105)				6,532,869

CORPORATES — 10.73%*

Banking — 1.82%
Bank of America Corp. (GMTN)
2.37%	07/21/21	[3]	1,750,000	1,751,642
JPMorgan Chase & Co.
(LIBOR USD 3-Month plus 1.00%)
2.22%	01/15/23	[1]	200,000	201,567
Lloyds Banking Group PLC
(United Kingdom)
2.91%	11/07/23	[3,4]	145,000	150,598
Santander UK Group Holdings PLC
(United Kingdom)
3.13%	01/08/21	[4]	500,000	506,296
3.57%	01/10/23	[4]	150,000	155,716
Wells Fargo & Co. (GMTN)
2.60%	07/22/20		250,000	250,314
Wells Fargo Bank N.A. (BKNT)
3.33%	07/23/21	[3]	480,000	480,787

				3,496,920

Communications — 0.26%
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	325,000	330,177
4.74%	03/20/25	[2]	150,000	163,330

				493,507

June 2020 / 1

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary — 0.28%
BAT Capital Corp.
2.76%	08/15/22		$400,000	$414,348
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
1.09%	11/15/21	[1]	125,000	125,019

				539,367

Electric — 1.08%
Dominion Energy, Inc., Series B
2.75%	09/15/22		350,000	362,796
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	450,000	474,890
Evergy, Inc.
4.85%	06/01/21		325,000	333,976
NextEra Energy Capital Holdings, Inc.
2.40%	09/01/21		250,000	255,706
(LIBOR USD 3-Month plus 0.55%)
0.92%	08/28/21	[1]	250,000	250,091
PNM Resources, Inc.
3.25%	03/09/21		400,000	406,016

				2,083,475

Finance — 2.17%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
4.45%	12/16/21	[4]	100,000	101,013
4.63%	10/30/20	[4]	200,000	200,913
5.00%	10/01/21	[4]	150,000	151,757
Air Lease Corp.
3.50%	01/15/22		200,000	202,125
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.95%)
1.97%	07/24/23	[1]	308,000	308,186
Daimler Finance North America LLC
2.20%	10/30/21	[2]	65,000	65,895
(LIBOR USD 3-Month plus 0.90%)
1.29%	02/15/22	[1,2]	290,000	286,625
Ford Motor Credit Co. LLC
2.34%	11/02/20		50,000	49,813
3.20%	01/15/21		250,000	247,500
3.81%	10/12/21		50,000	49,703
(LIBOR USD 3-Month plus 0.81%)
1.11%	04/05/21	[1]	480,000	462,292
General Motors Financial Co., Inc.
4.38%	09/25/21		545,000	559,866
Morgan Stanley (GMTN)
5.50%	07/24/20		500,000	501,535
Nationwide Building Society
(United Kingdom)
3.62%	04/26/23	[2,3,4]	500,000	519,794

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63%	03/15/21	[2,4]	$100,000	$96,788
4.50%	03/15/23	[2,4]	100,000	91,286
5.25%	08/15/22	[2,4]	295,000	277,044

				4,172,135

Food — 0.17%
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
0.77%	10/09/20	[1]	325,000	325,195

Health Care — 1.84%
AbbVie, Inc.
3.25%	10/01/22	[2]	200,000	210,645
Anthem, Inc.
3.70%	08/15/21		500,000	513,456
Bausch Health Cos., Inc. (Canada)
7.00%	03/15/24	[2,4]	280,000	291,080
Bayer U.S. Finance II LLC
2.20%	07/15/22	[2]	600,000	614,860
3.88%	12/15/23	[2]	140,000	153,685
Becton Dickinson and Co.
(LIBOR USD 3-Month plus 0.88%)
1.18%	12/29/20	[1]	243,000	243,020
Cigna Corp.
3.20%	09/17/20		200,000	201,126
Fresenius Medical Care U.S. Finance II, Inc.
5.88%	01/31/22	[2]	200,000	212,372
Shire Acquisitions Investments Ireland DAC
(Ireland)
2.40%	09/23/21	[4]	300,000	305,912
Upjohn, Inc.
1.13%	06/22/22	[2]	550,000	553,452
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
1.07%	03/19/21	[1]	240,000	239,978

				3,539,586

Industrials — 0.84%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	350,000	352,320
Bemis Co., Inc.
4.50%	10/15/21		385,000	394,761
General Electric Co. (MTN)
(LIBOR USD 3-Month plus 0.38%)
0.92%	05/05/26	[1]	150,000	131,576

2 /  June 2020

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
General Electric Co., Series NOTZ
(LIBOR USD 3-Month plus 1.00%)
2.22%	04/15/23	[1]	$750,000	$728,138

				1,606,795

Information Technology — 0.40%
Dell International LLC/EMC Corp.
4.42%	06/15/21	[2]	250,000	257,009
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,4]	495,000	509,883

				766,892

Materials — 0.16%
International Flavors & Fragrances, Inc.
3.40%	09/25/20		300,000	301,355

Real Estate Investment Trust (REIT) — 0.90%
Boston Properties LP
4.13%	05/15/21		500,000	508,773
Essex Portfolio LP
5.20%	03/15/21		350,000	355,679
Healthcare Realty Trust, Inc.
3.75%	04/15/23		200,000	208,369
Highwoods Realty LP
3.20%	06/15/21		400,000	406,488
Kimco Realty Corp.
3.20%	05/01/21		250,000	253,043

				1,732,352

Services — 0.16%
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,4]	280,000	300,670

Transportation — 0.65%
American Airlines Pass-Through Trust,
Series 2013-2, Class A
4.95%	01/15/23		353,862	287,477
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
1.30%	06/01/21	[1,2]	250,000	237,807
Continental Airlines Pass-Through Trust,
Series 2000-1, Class A1
8.05%	11/01/20		25	26
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A
5.98%	04/19/22		303,569	287,758
Delta Air Lines Pass-Through Trust,
Series 2002-1, Class G1
6.72%	01/02/23		147,941	142,784

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04%	04/01/22		$295,680	$283,452

				1,239,304

Total Corporates
(Cost $20,647,642)				20,597,553

MORTGAGE-BACKED — 19.91%**

Non-Agency Commercial
Mortgage-Backed — 3.28%
20 Times Square Trust,
Series 2018-20TS, Class B
3.20%	05/15/35	[2,3]	165,000	161,762
BBCMS Mortgage Trust,
Series 2015-MSQ, Class D
4.12%	09/15/32	[2,3]	44,000	43,424
BBCMS Mortgage Trust,
Series 2017-C1, Class A2
3.19%	02/15/50		145,000	148,342
BX Commercial Mortgage Trust,
Series 2018-IND, Class A
(LIBOR USD 1-Month plus 0.75%)
0.93%	11/15/35	[1,2]	106,975	106,120
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A
(LIBOR USD 1-Month plus 0.80%)
0.98%	12/15/36	[1,2]	250,000	248,150
Commercial Mortgage Trust,
Series 2013-CR9, Class ASB
3.83%	07/10/45		406,299	421,916
Commercial Mortgage Trust,
Series 2013-LC6, Class XA (IO)
1.49%	01/10/46	[3]	2,771,094	71,313
DBRR Trust,
Series 2011-LC2, Class A4A
4.54%	07/12/44	[2,3]	499,383	505,059
GS Mortgage Securities Trust,
Series 2011-GC5, Class A3
3.82%	08/10/44		329,418	331,938
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07%	05/15/48	[2]	639,956	642,238
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C4,
Class A4
4.39%	07/15/46	[2]	272,166	277,605
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2011-C5,
Class A3
4.17%	08/15/46		385,836	396,246

June 2020 / 3

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial
Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-C6,
Class ASB
3.14%	05/15/45		$310,306	$316,137
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2013-C12, Class XA (IO)
0.76%	10/15/46	[3]	2,843,277	47,036
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C15, Class A3
3.77%	04/15/47		105,298	113,636
Morgan Stanley Capital I Trust,
Series 2011-C3, Class A4
4.12%	07/15/49		279,689	284,651
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA (IO)
2.25%	05/10/45	[2,3]	2,195,968	56,977
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A1
3.21%	06/15/51		105,071	107,247
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA (IO)
1.08%	03/10/46	[2,3]	3,912,868	76,531
VNDO Mortgage Trust, Series 2013-PENN,
Class A
3.81%	12/13/29	[2]	710,000	711,335
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2
4.39%	11/15/43	[2]	61,259	61,405
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A2
2.60%	06/15/49		550,000	553,216
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A2
2.50%	11/15/59		210,000	212,297
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A2
2.50%	10/15/49		244,593	246,098
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class XA (IO)
1.84%	11/15/44	[2,3]	6,996,149	102,588
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class XA (IO)
2.05%	11/15/45	[2,3]	1,460,117	50,948

				6,294,215

Non-Agency Mortgage-Backed — 6.99%
Aames Mortgage Investment Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
0.74%	04/25/36	[1]	479,922	460,220

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
Aames Mortgage Trust,
Series 2002-1, Class A3
(STEP-reset date 08/25/20)
7.40%	06/25/32		$18,652	$18,856
Adjustable Rate Mortgage Trust,
Series 2005-1, Class 1A1
3.99%	05/25/35	[3]	52,349	52,066
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1
(STEP-reset date 07/25/20)
2.86%	07/25/59	[2]	325,679	334,202
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50%	11/25/31		57,893	60,651
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50%	06/25/32		4,471	4,644
Carrington Mortgage Loan Trust,
Series 2005-NC4, Class M2
(LIBOR USD 1-Month plus 0.50%)
0.68%	09/25/35	[1]	655,641	654,163
Centex Home Equity Loan Trust,
Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
0.43%	06/25/36	[1]	418,323	410,782
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.93%	02/25/34	[3]	13,619	13,587
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3
(LIBOR USD 1-Month plus 0.22%)
0.40%	08/25/36	[1]	128,294	126,476
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC4, Class A2D
(LIBOR USD 1-Month plus 0.27%)
0.45%	05/25/37	[1]	500,000	466,753
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR31,
Class 4A2
4.25%	11/25/32	[3]	20,790	20,692
Credit-Based Asset Servicing and
Securitization LLC, Series 2005-CB4,
Class M4
(LIBOR USD 1-Month plus 0.60%)
0.78%	07/25/35	[1]	1,000,000	958,849
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
0.93%	07/19/44	[1]	124,781	114,163
GE Mortgage Services LLC,
Series 1998-HE1, Class A7
6.47%	06/25/28		2	2

4 /  June 2020

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
(LIBOR USD 1-Month plus 0.37%)
0.55%	10/25/35	[1]	$504,917	$494,178
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.27%)
0.45%	10/25/35	[1]	581,554	582,696
HSI Asset Securitization Corp. Trust,
Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.36%)
0.54%	12/25/35	[1]	295,000	282,630
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
0.96%	12/25/34	[1]	374,255	300,550
IndyMac Index Mortgage Loan Trust,
Series 2004-AR6, Class 6A1
3.80%	10/25/34	[3]	115,322	109,997
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M1
(LIBOR USD 1-Month plus 0.22%)
0.40%	07/25/36	[1]	649,579	647,588
JPMorgan Mortgage Acquisition Trust,
Series 2006-NC2, Class A5
(LIBOR USD 1-Month plus 0.25%)
0.43%	07/25/36	[1]	437,650	424,453
JPMorgan Mortgage Trust, Series 2005-A2,
Class 9A1
3.86%	04/25/35	[3]	173,137	167,774
MASTR Adjustable Rate Mortgages Trust,
Series 2004-12, Class 5A1
4.58%	10/25/34	[3]	157,994	157,994
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
4.12%	06/25/34	[3]	5,782	5,964
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
4.46%	10/25/32	[3]	37,990	37,070
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1, Class 2A
(LIBOR USD 12-Month plus 1.63%)
2.30%	12/25/32	[1]	156,051	146,159
Morgan Stanley ABS Capital I Trust,
Series 2006-NC1, Class A4
(LIBOR USD 1-Month plus 0.30%)
0.48%	12/25/35	[1]	2,907	2,868
Nomura Resecuritization Trust,
Series 2014-8R, Class 2A1
3.00%	09/26/35	[2,3]	769,753	769,753

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed
(continued)
Nomura Resecuritization Trust,
Series 2015-9R, Class 2A1
(STEP-reset date 08/25/20)
3.00%	05/25/36	[2]	$996,772	$997,563
Option One Mortgage Loan Trust,
Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.66%)
0.84%	11/25/35	[1]	921,097	914,604
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	11
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(LIBOR USD 1-Month plus 0.33%)
0.51%	04/25/36	[1]	780,000	749,838
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
3.89%	12/25/34	[3]	83,543	79,781
Soundview Home Loan Trust,
Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.30%)
0.48%	02/25/36	[1]	876,641	860,803
Structured Asset Investment Loan Trust,
Series 2005-HE3, Class M1
(LIBOR USD 1-Month plus 0.72%)
0.90%	09/25/35	[1]	554,920	548,495
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-EQ1A, Class A1
(LIBOR USD 1-Month plus 0.14%)
0.32%	07/25/36	[1,2]	504,170	471,142
Structured Asset Securities Corp. Mortgage
Loan Trust, Series 2006-OPT1, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.36%	04/25/36	[1]	779,588	746,487
Terwin NIMs Trust, Series 2004-13AL,
Class 2PX (IO)
0.34%	08/25/34	[2,5,6]	1,670,200	24,359
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative
Average plus 1.40%)
2.90%	06/25/42	[1]	23,104	21,470
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
3.10%	06/25/33	[3]	52,548	51,856
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(LIBOR USD 1-Month plus 0.50%)
0.68%	06/25/35	[1]	146,171	117,802

				13,409,991

June 2020 / 5

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed — 3.17%
Fannie Mae-Aces, Series 2012-M4,
Class X1 (IO)
0.53%	04/25/22	[3]	$3,666,171	$15,199
Fannie Mae-Aces, Series 2016-M11,
Class AL
2.94%	07/25/39		323,760	332,014
Fannie Mae-Aces, Series 2018-M1,
Class A1
3.08%	12/25/27	[3]	398,169	425,426
Fannie Mae-Aces, Series 2020-M10,
Class X1 (IO)
1.92%	12/25/30	[3]	204,944	30,429
Fannie Mae-Aces, Series 2020-M10,
Class X9 (IO)
0.99%	12/25/27	[3]	205,682	9,279
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series J22F,
Class A1
3.45%	05/25/23		88,436	89,777
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K021,
Class X1 (IO)
1.55%	06/25/22	[3]	9,137,815	201,365
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ17,
Class A1
2.40%	10/25/24		48,492	49,365
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ24,
Class A1
2.28%	05/25/26		598,476	630,148
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ26,
Class A1
2.14%	07/25/25		1,097,510	1,136,316
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ28,
Class A1
1.77%	02/25/25		258,000	265,039
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KJ29,
Class A1
0.74%	01/25/26		920,000	928,103
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KS07,
Class X (IO)
0.78%	09/25/25	[3]	3,500,000	104,641
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class A2H
2.95%	01/25/46	[3]	195,117	196,085

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial
Mortgage-Backed (continued)
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q004,
Class AFL
(Federal Reserve US 12-Month Cumulative
Average plus 0.74%)
2.24%	05/25/44	[1]	$254,809	$254,891
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q010,
Class APT1
2.94%	04/25/46	[3]	319,129	324,530
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[3]	239,133	242,263
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[3]	196,617	200,789
Ginnie Mae, Series 2010-159, Class D
4.29%	09/16/44	[3]	492,087	511,781
Ginnie Mae, Series 2011-165, Class IO (IO)
0.34%	10/16/51	[3]	7,875,902	40,589
Ginnie Mae, Series 2012-135, Class IO (IO)
0.61%	01/16/53	[3]	3,061,414	93,029

				6,081,058

U.S. Agency Mortgage-Backed — 6.47%
Fannie Mae Pool 254548
5.50%	12/01/32		97,249	110,311
Fannie Mae Pool 468764
4.16%	07/01/21		630,000	637,504
Fannie Mae Pool 555098
(LIBOR USD 12-Month plus 1.51%)
3.56%	11/01/32	[1]	13,605	13,671
Fannie Mae Pool 555424
5.50%	05/01/33		63,941	73,848
Fannie Mae Pool 567002
8.00%	05/01/23		11,334	11,997
Fannie Mae Pool 655133
7.00%	08/01/32		6,490	6,894
Fannie Mae Pool 655151
7.00%	08/01/32		12,702	13,651
Fannie Mae Pool 762525
6.50%	11/01/33		20,239	22,899
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.55%)
3.30%	04/01/34	[1]	110,528	113,561
Fannie Mae Pool AD0538
6.00%	05/01/24		29,387	30,971
Fannie Mae Pool AE0443
6.50%	10/01/39		70,378	82,404
Fannie Mae Pool AL0851
6.00%	10/01/40		65,190	77,783

6 /  June 2020

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae Pool AM4580
3.43%	10/01/23		$481,674	$514,223
Fannie Mae REMICS, Series 1993-80,
Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
10.65%	05/25/23	[1]	482	539
Fannie Mae REMICS, Series 2001-42,
Class SB
(-16.00 X LIBOR USD 1-Month plus 128.00%, 8.50% Cap)
8.50%	09/25/31	[1]	1,186	1,370
Fannie Mae REMICS, Series 2001-60,
Class OF
(LIBOR USD 1-Month plus 0.95%)
1.13%	10/25/31	[1]	92,096	93,716
Fannie Mae REMICS, Series 2002-30,
Class FB
(LIBOR USD 1-Month plus 1.00%)
1.18%	08/25/31	[1]	106,772	108,424
Fannie Mae REMICS, Series 2003-124,
Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	14,348	17,534
Fannie Mae REMICS, Series 2004-60,
Class FW
(LIBOR USD 1-Month plus 0.45%)
0.63%	04/25/34	[1]	328,477	328,873
Fannie Mae REMICS, Series 2004-96,
Class MT
(-17.15 X LIBOR USD 1-Month plus 125.13%, 7.00% Cap)
7.00%	12/25/34	[1]	10,049	12,095
Fannie Mae REMICS, Series 2005-114,
Class PF
(LIBOR USD 1-Month plus 0.38%)
0.56%	08/25/35	[1]	165,346	165,357
Fannie Mae REMICS, Series 2005-73,
Class DF
(LIBOR USD 1-Month plus 0.25%)
0.43%	08/25/35	[1]	180,881	180,277
Fannie Mae REMICS, Series 2006-84,
Class WF
(LIBOR USD 1-Month plus 0.30%)
0.48%	02/25/36	[1]	7,400	7,397
Fannie Mae REMICS, Series 2007-68,
Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.70%, 6.70% Cap)
6.52%	07/25/37	[1]	95,282	22,647
Fannie Mae REMICS, Series 2009-111,
Class DA
5.00%	12/25/39		3,294	3,317

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Fannie Mae REMICS, Series 2010-109,
Class PF
(LIBOR USD 1-Month plus 0.40%)
0.58%	10/25/40	[1]	$66,829	$67,054
Fannie Mae REMICS, Series 2010-26,
Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
6.05%	11/25/36	[1]	358,951	82,053
Fannie Mae REMICS, Series 2011-47,
Class GF
(LIBOR USD 1-Month plus 0.57%)
0.75%	06/25/41	[1]	119,047	119,894
Fannie Mae REMICS, Series 2011-8,
Class PF
(LIBOR USD 1-Month plus 0.50%)
0.68%	01/25/40	[1]	30,959	30,956
Fannie Mae REMICS, Series 2012-19,
Class FP
(LIBOR USD 1-Month plus 0.50%)
0.68%	12/25/39	[1]	355,943	357,493
Fannie Mae REMICS, Series 2014-19,
Class FA
(LIBOR USD 1-Month plus 0.40%)
0.58%	11/25/39	[1]	117,362	117,280
Fannie Mae REMICS, Series 2018-79,
Class FA
(LIBOR USD 1-Month plus 0.25%)
0.43%	11/25/48	[1]	95,332	94,412
Fannie Mae REMICS, Series 2019-79,
Class FA
(LIBOR USD 1-Month plus 0.50%)
0.68%	01/25/50	[1]	238,851	240,009
Fannie Mae REMICS, Series 2020-10,
Class FA
(LIBOR USD 1-Month plus 0.50%)
0.68%	03/25/50	[1]	1,082,330	1,086,197
Freddie Mac Gold Pool C90474
7.00%	08/01/21		3,448	3,524
Freddie Mac REMICS, Series 1526,
Class L
6.50%	06/15/23		1,036	1,099
Freddie Mac REMICS, Series 2368,
Class AF
(LIBOR USD 1-Month plus 0.95%)
1.13%	10/15/31	[1]	65,648	66,664
Freddie Mac REMICS, Series 2733,
Class FB
(LIBOR USD 1-Month plus 0.60%)
0.78%	10/15/33	[1]	642,328	647,832

June 2020 / 7

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Freddie Mac REMICS, Series 2763,
Class FC
(LIBOR USD 1-Month plus 0.35%)
0.53%	04/15/32	[1]	$11,319	$11,316
Freddie Mac REMICS, Series 2990,
Class LE
(LIBOR USD 1-Month plus 0.32%)
0.50%	10/15/34	[1]	303,811	303,501
Freddie Mac REMICS, Series 3066,
Class PF
(LIBOR USD 1-Month plus 0.30%)
0.48%	04/15/35	[1]	212,579	212,560
Freddie Mac REMICS, Series 3085,
Class FW
(LIBOR USD 1-Month plus 0.70%)
0.88%	08/15/35	[1]	415,250	419,740
Freddie Mac REMICS, Series 3196,
Class FA
(LIBOR USD 1-Month plus 0.35%)
0.53%	04/15/32	[1]	220,369	220,341
Freddie Mac REMICS, Series 3300,
Class FA
(LIBOR USD 1-Month plus 0.30%)
0.48%	08/15/35	[1]	386,458	386,036
Freddie Mac REMICS, Series 3325,
Class NF
(LIBOR USD 1-Month plus 0.30%)
0.48%	08/15/35	[1]	77,634	77,549
Freddie Mac REMICS, Series 3652,
Class PF
(LIBOR USD 1-Month plus 0.75%)
0.93%	07/15/32	[1]	18,203	18,225
Freddie Mac REMICS, Series 3767,
Class JF
(LIBOR USD 1-Month plus 0.30%)
0.48%	02/15/39	[1]	132,701	132,811
Freddie Mac REMICS, Series 3792,
Class DF
(LIBOR USD 1-Month plus 0.40%)
0.58%	11/15/40	[1]	77,903	77,468
Freddie Mac REMICS, Series 3806,
Class DF
(LIBOR USD 1-Month plus 0.40%)
0.58%	08/15/25	[1]	61,923	61,860
Freddie Mac REMICS, Series 3845,
Class FQ
(LIBOR USD 1-Month plus 0.25%)
0.43%	02/15/26	[1]	151,760	151,797

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Freddie Mac REMICS, Series 3879,
Class MF
(LIBOR USD 1-Month plus 0.35%)
0.53%	09/15/38	[1]	$180,676	$180,835
Freddie Mac REMICS, Series 3895,
Class BF
(LIBOR USD 1-Month plus 0.50%)
0.68%	07/15/41	[1]	248,910	250,630
Freddie Mac REMICS, Series 3907,
Class FM
(LIBOR USD 1-Month plus 0.35%)
0.53%	05/15/26	[1]	86,778	87,106
Freddie Mac REMICS, Series 3940,
Class PF
(LIBOR USD 1-Month plus 0.35%)
0.53%	05/15/40	[1]	490,710	490,574
Freddie Mac REMICS, Series 3946,
Class FG
(LIBOR USD 1-Month plus 0.35%)
0.53%	10/15/39	[1]	247,330	247,107
Freddie Mac REMICS, Series 4097,
Class TF
LIBOR USD 1-Month
0.58%	05/15/39	[1]	114,140	114,250
Freddie Mac Strips, Series 263,
Class F5
(LIBOR USD 1-Month plus 0.50%)
0.68%	06/15/42	[1]	373,091	374,781
Ginnie Mae II Pool 80546
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.13%	10/20/31	[1]	7,778	8,161
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	06/20/32	[1]	96,045	100,672
Ginnie Mae II Pool 80614
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.25%	07/20/32	[1]	10,607	11,130
Ginnie Mae II Pool 80687
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.88%	04/20/33	[1]	81,418	85,417
Ginnie Mae II Pool 8339
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.13%	12/20/23	[1]	8,659	8,894

8 /  June 2020

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed
(continued)
Ginnie Mae II Pool 8684
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.25%	08/20/25	[1]	$18,617	$19,169
Ginnie Mae II Pool MA0331
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year plus 1.50%)
3.25%	08/20/42	[1]	92,985	95,545
Ginnie Mae, Series 2002-72, Class FB
(LIBOR USD 1-Month plus 0.40%)
0.59%	10/20/32	[1]	119,182	119,489
Ginnie Mae, Series 2002-72, Class FC
(LIBOR USD 1-Month plus 0.40%)
0.59%	10/20/32	[1]	175,807	176,259
Ginnie Mae, Series 2003-42, Class FA
(LIBOR USD 1-Month plus 0.40%)
0.60%	07/16/31	[1]	597,450	597,752
Ginnie Mae, Series 2004-2, Class FW
(LIBOR USD 1-Month plus 1.40%)
1.57%	01/16/34	[1]	487,898	500,055
Ginnie Mae, Series 2009-92, Class FC
(LIBOR USD 1-Month plus 0.80%)
1.00%	10/16/39	[1]	133,090	135,121
Ginnie Mae, Series 2010-19, Class FD
(LIBOR USD 1-Month plus 0.45%)
0.65%	07/16/39	[1]	54,416	54,772
Ginnie Mae, Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
0.60%	06/16/37	[1]	1,828,880	26,919
Ginnie Mae, Series 2012-10, Class FP
(LIBOR USD 1-Month plus 0.30%)
0.49%	01/20/41	[1]	8	8
Ginnie Mae, Series 2012-13, Class KF
(LIBOR USD 1-Month plus 0.30%)
0.49%	07/20/38	[1]	39,825	39,823
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A
(LIBOR USD 1-Month plus 0.45%)
0.62%	10/07/20	[1]	608,755	606,358
NCUA Guaranteed Notes Trust,
Series 2010-R3, Class 1A
(LIBOR USD 1-Month plus 0.56%)
0.73%	12/08/20	[1]	457,539	456,762

				12,426,523

Total Mortgage-Backed
(Cost $38,123,061)				38,211,787

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES — 10.29%
U.S. Treasury Notes — 10.29%
U.S. Treasury Floating Rate Notes
0.37%	07/31/21	[1]	$10,100,000	$10,122,774
U.S. Treasury Notes
0.25%	05/31/25		2,045,000	2,042,763
0.25%	06/30/25		510,000	509,064
1.13%	09/30/21		7,000,000	7,084,219

Total U.S. Treasury Securities
(Cost $19,681,497)				19,758,820

Total Bonds – 44.33%
(Cost $84,915,305)				85,101,029

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 54.86%
Commercial Paper — 0.16%
Ford Motor Credit Co. LLC
2.88%[7]	01/08/21		150,000	146,127
3.20%[7]	10/08/20		165,000	163,635

				309,762

Money Market Funds — 4.62%
Dreyfus Government Cash Management
Fund
8.42%[8]			8,832,000	8,832,000
Fidelity Investments Money Market Funds -
Government Portfolio
5.23%[8]			41,690	41,690

				8,873,690

U.S. Treasury Bills — 50.08%
U.S. Cash Management Bills
0.16%[7]	11/03/20		5,000,000	4,997,135
0.17%[7]	11/10/20		3,000,000	2,998,185
0.19%[7]	09/22/20		11,000,000	10,996,409
U.S. Cash Management Bills (WI)
0.15%[7]	10/27/20		10,000,000	9,995,739
U.S. Treasury Bills
0.12%[7]	10/08/20		7,200,000	7,197,129
0.14%[7]	10/22/20		7,200,000	7,196,610
0.14%[7]	11/05/20		13,000,000	12,993,121
0.14%[7]	11/19/20		2,500,000	2,498,507
0.16%[7]	11/27/20		3,000,000	2,998,013
0.17%[7]	10/15/20		11,000,000	10,994,980
0.18%[7]	12/03/20		11,000,000	10,993,133
0.29%[7,9]	09/10/20		68,000	67,983
1.51%[7]	07/16/20		1,200,000	1,199,941

June 2020 / 9

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
U.S. Treasury Bills (WI)
0.17%[7]	09/08/20	$11,000,000	$10,996,915

			96,123,800

Total Short-Term Investments
(Cost $105,305,392)			105,307,252

Total Investments – 99.19%
(Cost $190,220,697)			190,408,281

Cash and Other Assets, Less
Liabilities – 0.81%			1,547,329

Net Assets – 100.00%			$191,955,610

[1]	Floating rate security. The rate disclosed was in effect at June 30, 2020.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $24,359, which is 0.01% of total net assets.

[7]	Represents annualized yield at date of purchase.

[8]	Represents the current yield as of June 30, 2020.

[9]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $67,983.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)

FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note	93	09/30/20	$(11,694,023)	$(30,000)	$(30,000)

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

10 /  June 2020

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

June 2020 / 11

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2020 is as follows:

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$—	$309,762	$—	$309,762
Money Market Funds	8,873,690	—	—	8,873,690
U.S. Treasury Bills	96,123,800	—	—	96,123,800
Long-Term Investments:
Asset-Backed Securities	—	6,532,869	—	6,532,869
Corporates	—	20,597,553	—	20,597,553
Mortgage-Backed	—	38,187,428	24,359	38,211,787
U.S. Treasury Securities	19,758,820	—	—	19,758,820

Other Financial Instruments *
Liabilities:
Interest rate contracts	(30,000)	—	—	(30,000)

Total	$124,726,310	$65,627,612	$24,359	$190,378,281

*Other financial instruments include futures. Interest rate contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

For the period ended June 30, 2020, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2020	$24,861
Accrued discounts/premiums	(1,442)
Realized gain/(loss)	—
Change in unrealized appreciation*	940
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2020	$24,359

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2020 was $940 and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2020.

12 /  June 2020

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2020 (Unaudited)

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2020, are as follows:

ULTRA SHORT BOND FUND	FAIR VALUE AT 6/30/20	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Non- Agency	$24,359	Third-party Vendor	Vendor Prices	$1.46	$1.46

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

June 2020 / 13